GOVERNMENT FEES AND OTHER TAXES	12 Months Ended
Mar. 31, 2018
Disclosure of government fees and other taxes [Abstract]
GOVERNMENT FEES AND OTHER TAXES
16.	GOVERNMENT FEES AND OTHER TAXES

Government fees and other taxes consist of:

	Years ended March 31,
	2018	2017
Government fees	$351	$1,314
Other taxes	2,620	2,693
	$2,971	$4,007

Government fees include mineral resource compensation fees and environmental protection fees paid to the state and local Chinese government. Other taxes were composed of surtax on value-added tax, land usage levy, stamp duty and other miscellaneous levies, duties and taxes imposed by the state and local Chinese government.